Borrowings and financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings and financial liabilities
Non-current financial liabilities	€ 4,367	€ 5,518
Current financial liabilities	10,213	12,036
Conditional advances
Borrowings and financial liabilities
Non-current financial liabilities	664	906
Current financial liabilities	418	377
Non-convertible bonds
Borrowings and financial liabilities
Non-current financial liabilities	1,721	2,740
Current financial liabilities	1,017	1,524
Convertible bonds
Borrowings and financial liabilities
Non-current financial liabilities	1,792	1,647
Non-current lease obligations
Borrowings and financial liabilities
Non-current financial liabilities	190	225
Non-current derivative financial instruments
Borrowings and financial liabilities
Non-current financial liabilities		536
Convertible notes
Borrowings and financial liabilities
Current financial liabilities	6,462	6,627
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables
Borrowings and financial liabilities
Current financial liabilities	2,035	3,287
Current lease obligations
Borrowings and financial liabilities
Current financial liabilities	280	221
Current derivative financial instruments
Borrowings and financial liabilities
Total financial liabilities	13	788
CIR due to NEFTYS 2021 | At amortized cost
Borrowings and financial liabilities
Financial liability determined using the amortized cost method		€ 3,287
CIR due to NEFTYS 2022 | At amortized cost
Borrowings and financial liabilities
Financial liability determined using the amortized cost method	€ 2,035